Related Parties - Changes of Number of Shares Granted (Detail) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related parties details 3 [abstract]
Share granted, beginning	1,224,524	1,700,128
Cancellation of granted shares due to termination of executive employment	(200,000)
Shares vested and transferred	(322,264)	(475,604)
Share granted, ending	702,260	1,224,524